Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 64,659	¥ 48,173	¥ 211,341	¥ 142,015
Weighted-average shares	1,197,290	1,235,177	1,206,467	1,242,765
Effect of dilutive securities
Stock compensation	1,422	1,139	1,324	1,107
Weighted-average shares for diluted EPS computation	1,198,712	1,236,316	1,207,791	1,243,872
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 54.00	¥ 39.00	¥ 175.17	¥ 114.27
Diluted	¥ 53.94	¥ 38.97	¥ 174.98	¥ 114.17